Average Annual Total Returns - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF	Apr. 07, 2025
Fidelity Systematic Municipal Bond Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	1.30%
Past 5 years	0.29%
Since Inception	0.47%	[1]
Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.30%
Past 5 years	0.29%
Since Inception	0.47%	[1]
Fidelity Systematic Municipal Bond Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.82%
Past 5 years	0.67%
Since Inception	0.81%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	1.26%

[1]	AFrom July 11, 2019.